NET REVENUES - Contract balance (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Accounts Receivable
Opening Balance	¥ 488,875		¥ 404,469
Increase/(decrease), net	47,948		84,406
Ending Balance	536,823	$ 75,610	488,875
Advances from Customers
Opening Balance	296,361		176,256
Increase/(decrease), net	(171,366)		120,105
Ending Balance	124,995		296,361
Revenue recognized	¥ 296,361		¥ 176,256
MP Service [Member]
Contract balance
Maximum term of contract with customer	1 year	1 year	1 year